SEMIANNUAL REPORT
MARCH 31, 2000

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

Dear Fellow Shareholders:                                        April 28, 2000

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our many new shareholders. The inception of the Reynolds Fund, our third equity fund, was September 30, 1999. The Reynolds Money Market Fund now has unlimited check writing with no minimum amount per check. The Web Site for the Reynolds Funds is reynoldsfunds.com.

  The Reynolds, Blue Chip and Opportunity Funds had strong appreciation for the six months ended March 31, 2000:

                     October 1, 1999 through March 31, 2000

                                     +51.6%
                                    REYNOLDS
                                      FUND

                                     +42.6%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +54.2%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds had strong appreciation for the twelve months ended March 31, 2000:

                          Average Annual Total Returns
                      April 1, 1999 through March 31, 2000

                                     +41.7%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +56.2%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended March 31, 2000:

                          Average Annual Total Returns
                      April 1, 1997 through March 31, 2000

                                     +47.1%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +53.6%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended March 31, 2000:

                          Average Annual Total Returns
                      April 1, 1995 through March 31, 2000

                                     +39.4%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +37.6%
                                    REYNOLDS
                                OPPORTUNITY FUND

                                THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund. The Fund may own common stocks of all types and sizes and will mainly invest in high quality common stocks of U.S. headquartered companies. While the Reynolds Fund will generally invest in "growth companies", it may also invest in "value stocks." I am the portfolio manager of this Fund in addition to continuing to manage the four other No-Load Reynolds Funds.

  The Reynolds Fund's return was +51.6% since its inception on September 30, 1999 through March 31, 2000 and +8.8% for the three months ended March 31, 2000. The Reynolds Fund had assets of $75.5 million as of March 31, 2000. Its NASDAQ symbol is REYFX and it is usually listed in the newspapers under the Reynolds Funds heading as Reyn Fd or Reynlds Fnd.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The Reynolds Blue Chip Growth Fund has investments in many of the premier worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit growth. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings and continue to significantly increase future shareholder wealth.

  The Blue Chip Fund's return was +41.7% for the one year ended March 31, 2000 and +6.8% for the three months ended March 31, 2000. The Blue Chip Fund's return was +218.0% for the three years ended March 31, 2000 and +426.7% for the five years ended March 31, 2000. These were average annual compounded rates of return of +47.1% and +39.4%, respectively. The Blue Chip Fund's return was +645.3% for the ten years ended March 31, 2000. This was an average annual compounded rate of return of +22.2%. The Blue Chip Fund increased +772.9% since inception (August 12, 1988) through March 31, 2000. This was an average annual compounded rate of return of +20.5%.

  The Blue Chip Fund has received many awards for its recent performance including:

  (1)  America Online - Will be featured on Sage Online on June 5, 2000 (9 pm
       EST).

  (2)  Business Week - Featured in the January 24, 2000 issue.

  (3)  CNBC _ Will be featured on Power Lunch on July 28, 2000 (12 pm to 2 pm
       EST) and was featured March 2, 2000.

  (4)  Consumer Reports - Featured in the April 2000 issue.

  (5) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 5,466 mutual funds for the three years ended March 31, 2000 in determining this ranking.

  (6)  Louis Ruykeyser's Mutual Funds - Featured in the May 2000 issue.

  (7) Mutual Funds Magazine - Chosen as the #1 growth mutual fund for 2000 in the December 1999 issue. Also featured in the June 2000 issue.

  (8)  Schwab - Included in their Mutual Fund Select List - First Quarter 2000.

  (9)  Smart Money - Featured in the February 7, 2000 issue.

 (10) Standard & Poor's - Designated as a Standard & Poor's Select Fund in the April 2000 issue.

 (11) USA Today - Featured as one of 25 USA Today All-Star Mutual Funds in the February 28, 2000 edition. Chosen from 3,950 funds in the Morningstar universe.

 (12)  Wall Street Journal - Featured in the May 2, 2000 edition.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the new Reynolds Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip and Reynolds Funds, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Reynolds Opportunity Fund increased +56.2% for the one-year ended March 31, 2000 and +8.4% for the three months ended March 31, 2000. The Opportunity Fund increased +262.5% for the three years ended March 31, 2000 and increased +392.9% for the five years ended March 31, 2000. These were average annual compounded rates of return of +53.6% and +37.6%, respectively. The Opportunity Fund increased +439.8% since inception (January 30, 1992) through March 31, 2000. This was an average annual compounded rate of return of +22.9%. The Opportunity Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 5,466 mutual funds for the three years ended March 31, 2000 in determining this ranking. The Opportunity Fund was featured in Louis Ruykeyser's Mutual Funds in the May 2000 issue and was featured in Mutual Funds Magazine in the June 2000 issue.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of March 31, 2000, the assets were invested approximately 91% in U.S. Treasury Securities and 9% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds of many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of
1.3 years on March 31, 2000. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short and long-term economic, inflation and interest rate forecasts.

  The Reynolds U.S. Government Bond Fund's return was +3.2% for the one-year ended March 31, 2000. The Bond Fund's return was +15.1% for the three years ended March 31, 2000 and +29.5% for the five years ended March 31, 2000. These were average annual returns of +4.8% and +5.3%, respectively. The Bond Fund's return was +47.1% since inception (January 30, 1992) through March 31, 2000. This was an average annual compounded rate of return of +4.8%.

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund now has unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($.20 printing charge per check); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge - no charge if part of the systematic withdrawal plan which has a $100 minimum withdrawal). As of March 31, 2000, the assets of the Reynolds Money Market Fund were invested approximately 60% in high quality commercial paper, 18% in U.S. Treasury Securities and 22% in high quality cash equivalents. As of March 31, 2000, the dollar weighted average days to maturity of the Money Market Fund was
37.5 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  The Reynolds Money Market Fund's return was +4.8% for the one-year ended
March 31, 2000. The Money Market's return was +15.3% for the three years ended March 31, 2000 and +27.1% for the five years ended March 31, 2000. These were average annual compounded rates of returns of +4.9% and +4.9%, respectively.
The Money Market Fund returned +48.0% since inception (January 30, 1991) through March 31, 2000. This was an average annual compounded rate of return of +4.4%.

                               ECONOMIC DISCUSSION
                                THE WORLD ECONOMY

  Economic growth has slowed in several regions of the world. However, many of these economies are beginning to improve and others should improve in the future. Over the long-term, there are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as capitalism grows and Communism declines in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: the current slowdown in worldwide growth; committed central bankers; fiscal restraint by governments; worldwide competition for products and labor is keeping costs low; and the collapse of Communism is making economic systems more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises, and excess capacity exists in many markets. The Blue Chip and Opportunity Funds and the new Reynolds Fund are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                 THE U.S. ECONOMY

  The majority of government and private sector data indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) increased 4.2% in 1999 after increasing 4.3% in 1998 and 4.3% in 1997. GDP is estimated to increase 4.8% in 2000. The U.S. economy is affected by the strengths and weaknesses of other economies, but not as much as is sometimes implied in the financial press. For example, exports are only 14% of U.S. GDP.

  U.S. inflation is low relative to the last thirty years due to such factors as global competition, good decisions made by the Federal Reserve, advances in technology resulting in increasing productivity, better inventory controls, and the internet is helping to lower costs. U.S. inflation increased at a manageable 2.2% rate in 1999 after increasing 1.6% in 1998 and 2.3% in 1997. U.S. inflation is estimated to increase 2.6% in 2000.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current environment of moderate U.S. economic growth, inflation and interest rates is a positive; (2) U.S. industry is more competitive than at any time in the past quarter century; (3) U.S. companies are the leaders in the majority of industries worldwide; (4) the U.S. budget is running a surplus versus a deficit in the early 1990s; (5) productivity is increasing; and (6) the internet is beginning to produce efficiencies.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "1" then "3" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "1" then "0" from 6 A.M. to 5 P.M. (PST).

  REYNOLDSFUNDS.COM WEB SITE: Information available includes most recent quarterly top ten holdings and industry percentages, current net asset values (usually available about one hour earlier than by calling the Reynolds Funds 800 number) and detailed financial statistics and graphs of past performance. Also links to Morningstar and Value Line information regarding the Reynolds Funds.

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted; (2) Reynolds Fund, Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE:  The Reynolds, Blue Chip and
Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Reynolds Fund, Blue Chip Fund and Opportunity Funds appear under that heading. The Reynolds Fund has the symbol Reyn Fd or Reynlds Fnd, the Blue Chip Fund has the symbol BluChpGr or Blue Chip, and the Opportunity Fund has the symbol Oppty or Opportunity. The U.S. Government Bond Fund will be listed in newspapers once it has either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Fund - REYFX, Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Education IRA, SIMPLE IRA Plan, 401k, SEPIRA, 403b and Keogh Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds electronically to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  TAX EFFICIENCY: The Reynolds Stock Funds do not attempt to achieve their investment objectives by active and frequent trading of common stocks. When making investment decisions, we consider the tax consequences of the Funds' portfolio transactions. We attempt to be highly tax efficient.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees "loads" are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Fund
STATEMENT OF NET ASSETS
March 31, 2000 (Unaudited)

SHARES OR                                                            QUOTED
PRINCIPAL AMOUNT                                                  MARKET VALUE
----------------                                                  ------------
LONG-TERM INVESTMENTS -- 98.0% (A)<F2>

COMMON STOCKS -- 98.0% (A)<F2>

           APPLICATION SOFTWARE -- 10.3%
   4,000   Adobe Systems Inc.                                     $   445,250
   4,000   Business Objects S.A. - SP ADR*<F1>                        398,000
   2,000   Commerce One, Inc.*<F1>                                    298,500
   5,000   Computer Associates
             International, Inc.                                      295,937
   4,000   i2 Technologies, Inc.*<F1>                                 488,500
   8,000   Intuit Inc.*<F1>                                           435,000
   7,000   Legato Systems, Inc.*<F1>                                  312,375
  10,000   Microsoft Corp.*<F1>                                     1,062,500
  19,000   Oracle Corp.*<F1>                                        1,483,188
   2,000   PeopleSoft, Inc.*<F1>                                       40,000
   3,000   Peregrine Systems, Inc.*<F1>                               201,188
  12,000   Siebel Systems, Inc.*<F1>                                1,433,250
   2,000   Symantec Corp.*<F1>                                        150,250
   5,750   VERITAS Software Corp.*<F1>                                753,250
                                                                  -----------
                                                                    7,797,188

           BANKS -- 0.1%
   1,000   Bank of America Corp.                                       52,438

           BEVERAGES -- 0.8%
   9,000   The Coca-Cola Co.                                          422,438
   6,000   PepsiCo, Inc.                                              207,375
                                                                  -----------
                                                                      629,813

           BIOTECHNOLOGY -- 1.9%
   6,000   Amgen Inc.*<F1>                                            368,250
   2,000   Biogen, Inc.*<F1>                                          139,750
   2,000   Chiron Corp.*<F1>                                           99,750
   1,000   COR Therapeutics, Inc.*<F1>                                 65,922
     500   Genentech, Inc.*<F1>                                        76,000
   1,000   Genzyme Corp.
             (General Division)*<F1>                                   50,125
   4,500   Human Genome Sciences, Inc.*<F1>                           373,781
   1,000   Immunex Corp.*<F1>                                          63,437
     500   MedImmune, Inc.*<F1>                                        87,063
   1,000   PE Corp. - Celera
             Genomics Group*<F1>                                       91,563
                                                                  -----------
                                                                    1,415,641

           BUILDING -- 0.9%
   7,500   The Home Depot, Inc.                                       483,750
   3,000   Lowe's Companies, Inc.                                     175,125
                                                                  -----------
                                                                      658,875

           BUSINESS SOFTWARE & SERVICES -- 1.4%
     500   Akamai Technologies, Inc.*<F1>                              80,406
   4,000   Ask Jeeves, Inc.*<F1>                                      244,500
     500   E.piphany, Inc.*<F1>                                        66,781
   1,000   Netcentives Inc.*<F1>                                       30,000
   4,000   Razorfish Inc.*<F1>                                        110,000
   1,500   Sapient Corp.*<F1>                                         125,813
   5,000   TIBCO Software Inc.*<F1>                                   407,500
                                                                  -----------
                                                                    1,065,000

           COMMUNICATION EQUIPMENT -- 3.5%
   4,000   L.M. Ericsson Telephone Co. ADR                            375,250
   4,000   General Motors Corp. Cl H*<F1>                             498,000
   1,000   Netro Corp.*<F1>                                            65,016
   1,000   Proxim, Inc.*<F1>                                          128,000
   9,000   QUALCOMM Inc.*<F1>                                       1,343,812
   4,000   Tellabs, Inc.*<F1>                                         251,937
                                                                  -----------
                                                                    2,662,015

           COMPUTER NETWORKING -- 3.5%
   5,000   3Com Corp.*<F1>                                            278,125
  23,000   Cisco Systems Inc.*<F1>                                  1,778,188
   1,000   Next Level Communications, Inc.*<F1>                       108,750
   3,500   Sycamore Networks, Inc.*<F1>                               451,500
                                                                  -----------
                                                                    2,616,563

           COMPUTER & PERIPHERALS -- 8.2%
   4,500   Apple Computer, Inc.*<F1>                                  611,156
   2,500   Brocade Communications
             Systems, Inc.*<F1>                                       448,281
   8,000   Compaq Computer Corp.                                      213,000
   3,000   Dell Computer Corp.*<F1>                                   161,812
   5,000   EMC Corp. (Mass.)*<F1>                                     625,000
   1,000   Emulex Corp.*<F1>                                          109,125
   1,000   Gateway Inc.*<F1>                                           53,000
   5,500   Hewlett-Packard Co.                                        729,094
   7,000   International Business
             Machines Corp.                                           826,000
  11,000   Network Appliance, Inc.*<F1>                               910,250
  16,000   Sun Microsystems, Inc.*<F1>                              1,499,250
                                                                  -----------
                                                                    6,185,968

           COMPUTER SOFTWARE & SERVICES -- 0.6%
   2,000   Computer Sciences Corp.*<F1>                               158,250
   2,000   Informix Corp.*<F1>                                         33,875
   5,000   MarchFirst, Inc.*<F1>                                      178,438
   1,000   Rational Software Corp.*<F1>                                76,500
                                                                  -----------
                                                                      447,063

           DRUGS -- 2.2%
   5,000   Bristol-Myers Squibb Co.                                   288,750
   7,000   Eli Lilly & Co.                                            441,000
   6,000   Merck & Co., Inc.                                          372,750
   6,000   Pfizer Inc.                                                219,375
   6,000   Schering-Plough Corp.                                      220,500
   1,000   Warner-Lambert Co.                                          97,500
                                                                  -----------
                                                                    1,639,875

           ELECTRICAL EQUIPMENT -- 4.0%
  17,000   EchoStar Communications Corp.                            1,343,000
   3,000   General Electric Co.                                       465,563
   8,575   Motorola, Inc.                                           1,220,866
                                                                  -----------
                                                                    3,029,429

           ELECTRONICS -- 1.7%
   4,000   Agilent Technologies, Inc.*<F1>                            416,000
   6,000   JDS Uniphase Corp.*<F1>                                    723,375
   2,000   Sanmina Corp.*<F1>                                         135,125
                                                                  -----------
                                                                    1,274,500

           ENERGY -- 0.6%
   1,000   BJ Services Co.*<F1>                                        73,875
   4,000   Schlumberger Ltd.                                          306,000
     580   Transocean Sedco Forex, Inc.                                29,761
                                                                  -----------
                                                                      409,636

           ENTERTAINMENT/MEDIA -- 1.4%
   4,000   Walt Disney Co.                                            165,500
   4,000   Emmis Communications Corp.*<F1>                            186,000
   7,000   Time Warner Inc.                                           700,000
                                                                  -----------
                                                                    1,051,500

           FINANCIAL SERVICES -- 1.2%
   1,000   American Express Co.                                       148,937
   1,000   AmeriTrade Holding Corp.*<F1>                               20,891
   1,000   Fannie Mae                                                  56,437
   2,000   Knight/Trimark Group, Inc.*<F1>                            102,000
   1,000   Kansas City Southern
             Industries, Inc.                                          85,938
   9,000   Charles Schwab Corp.                                       511,313
                                                                  -----------
                                                                      925,516

           HOUSEHOLD PRODUCTS -- 0.7%
   1,000   American Home Products Corp.                                53,625
   3,000   Clorox Co.                                                  97,500
   3,000   Colgate-Palmolive Co.                                      169,125
   4,000   Gillette Co.                                               150,750
   1,000   Procter & Gamble Co.                                        56,250
                                                                  -----------
                                                                      527,250

           INSURANCE -- 0.4%
   3,000   American International Group, Inc.                         328,500

           INTERNET INFORMATION PROVIDERS -- 7.2%
   3,000   About.com, Inc.*<F1>                                       264,375
  17,000   America Online, Inc.*<F1>                                1,143,250
   4,000   China.com Corp.*<F1>                                       324,000
   2,000   CNET Networks, Inc.*<F1>                                   101,375
   1,000   Go2Net, Inc.*<F1>                                           80,562
     500   InfoSpace.com, Inc.*<F1>                                    72,719
   8,000   Lycos, Inc.*<F1>                                           562,000
   8,000   PSINet Inc.*<F1>                                           272,125
   6,500   VerticalNet, Inc.*<F1>                                     884,000
  10,000   Yahoo! Inc.*<F1>                                         1,713,750
                                                                  -----------
                                                                    5,418,156

           INTERNET SERVICE PROVIDERS-- 0.3%
   5,000   Verio Inc.*<F1>                                            225,312

           INTERNET SOFTWARE & SERVICES -- 16.6%
   4,000   Amazon.com, Inc.*<F1>                                      268,000
   6,500   Ariba, Inc.*<F1>                                         1,362,562
   7,500   BroadVision, Inc.*<F1>                                     336,562
  14,000   Citrix Systems, Inc.*<F1>                                  927,500
  15,500   CMGI Inc.*<F1>                                           1,756,344
   9,500   DoubleClick Inc.*<F1>                                      889,437
   3,500   eBay Inc.*<F1>                                             616,000
   9,500   Exodus Communications, Inc.*<F1>                         1,334,750
   7,000   Inktomi Corp.*<F1>                                       1,365,000
   4,000   Internet Capital Group, Inc.*<F1>                          361,250
   2,000   ISS Group, Inc.*<F1>                                       233,000
   1,000   Juniper Networks, Inc.*<F1>                                263,562
   1,000   MyPoints.com, Inc.*<F1>                                     26,813
   3,000   Network Solutions, Inc.*<F1>                               461,109
   3,000   Priceline.com Inc.*<F1>                                    240,000
   1,000   Rare Medium Group, Inc.*<F1>                                44,125
   6,000   RealNetworks, Inc.*<F1>                                    341,625
   8,000   Red Hat, Inc.*<F1>                                         339,000
   3,000   Redback Networks Inc.*<F1>                                 899,813
   3,000   Safeguard Scientifics, Inc.*<F1>                           210,938
   2,500   Silknet Software, Inc.*<F1>                                258,906
                                                                  -----------
                                                                   12,536,296

           MEDICAL SUPPLIES -- 0.4%
   3,000   Abbott Laboratories                                        105,562
   3,000   Johnson & Johnson                                          210,188
                                                                  -----------
                                                                      315,750

           OFFICE EQUIPMENT & SUPPLIES -- 0.1%
   3,000   Xerox Corp.                                                 78,000

           RESTAURANTS -- 0.2%
   4,000   McDonald's Corp.                                           150,250

           RETAIL-SPECIALTY -- 0.4%
   1,000   Best Buy Co., Inc.*<F1>                                     86,000
   2,000   NIKE, Inc. Cl B                                             79,250
   1,000   Tandy Corp.                                                 50,750
   1,000   Tiffany & Co.                                               83,625
                                                                  -----------
                                                                      299,625

           RETAIL STORES -- 1.3%
   8,000   Costco Wholesale Corp.*<F1>                                420,500
   5,000   Gap, Inc.                                                  249,063
   6,000   Wal-Mart Stores, Inc.                                      333,000
                                                                  -----------
                                                                    1,002,563

           SECURITY SOFTWARE & SERVICES -- 2.0%
   2,500   Check Point Software
             Technologies Ltd.*<F1>                                   427,656
   4,000   Network Associates, Inc.*<F1>                              129,000
   5,500   VeriSign, Inc.*<F1>                                        822,250
   1,000   Vignette Corp.*<F1>                                        160,250
                                                                  -----------
                                                                    1,539,156

           SEMICONDUCTORS -- 11.3%
  10,000   Altera Corp.*<F1>                                          892,500
   3,000   Atmel Corp.*<F1>                                           154,875
   2,500   Broadcom Corp.*<F1>                                        607,187
   2,000   Cree, Inc.*<F1>                                            225,750
     500   E-Tek Dynamics, Inc.*<F1>                                  117,625
  10,000   Intel Corp.                                              1,319,375
   1,000   Lattice Semiconductor Corp.*<F1>                            67,687
   4,000   Linear Technology Corp.                                    220,000
  16,000   LSI Logic Corp.*<F1>                                     1,162,000
   3,000   Maxim Integrated Products Inc.*<F1>                        213,188
   2,000   PMC-Sierra, Inc.*<F1>                                      407,375
     500   SDL, Inc.*<F1>                                             106,438
   1,000   STMicroelectronics N.V.                                    187,188
  12,500   Texas Instruments Inc.                                   2,000,000
   6,000   TriQuint Semiconductor, Inc.*<F1>                          441,000
   1,000   Vitesse Semiconductor Corp.*<F1>                            96,250
   4,000   Xilinx, Inc.*<F1>                                          331,250
                                                                  -----------
                                                                    8,549,688

           SEMICONDUCTOR CAPITAL SPENDING -- 4.1%
  11,000   Applied Materials, Inc.*<F1>                             1,036,750
  11,500   KLA-Tencor Corp.*<F1>                                      968,875
  14,000   Novellus Systems, Inc.*<F1>                                785,750
   4,000   Teradyne, Inc.*<F1>                                        329,000
                                                                  -----------
                                                                    3,120,375

           SYSTEM SOFTWARE -- 0.5%
   1,000   Autodesk, Inc.                                              45,500
   4,000   Mercury Interactive Corp.*<F1>                             317,000
   1,000   Parametric Technology Corp.*<F1>                            21,063
                                                                  -----------
                                                                      383,563

           TELECOMMUNICATIONS -- 4.4%
   5,000   CIENA Corp.*<F1>                                           630,625
   8,000   Lucent Technologies Inc.                                   486,000
  17,200   Nortel Networks Corp.                                    2,167,200
                                                                  -----------
                                                                    3,283,825

           TELECOMMUNICATION SERVICES -- 0.9%
   3,000   Global Crossing Ltd.*<F1>                                  122,812
   2,000   Globalstar
             Telecommunications Ltd.*<F1>                              27,750
   3,000   NEXTLINK Communications, Inc.*<F1>                         371,063
   3,000   Qwest Communications
             International, Inc.*<F1>                                 145,500
                                                                  -----------
                                                                      667,125

           TELEPHONE SERVICES -- 0.6%
   1,000   AT&T Corp.                                                  56,250
   3,000   MCI WorldCom Inc.*<F1>                                     135,937
   3,000   Net2Phone, Inc.*<F1>                                       177,375
   1,000   Vodafone AirTouch PLC SP ADR                                55,563
                                                                  -----------
                                                                      425,125

           WIRELESS COMMUNICATION -- 4.3%
   8,000   Nextel Communications, Inc.*<F1>                         1,186,000
   6,000   Nokia Corp. "A" ADR                                      1,303,500
  12,000   Sprint Corp. (PCS Group)                                   783,750
                                                                  -----------
                                                                    3,273,250
                                                                  -----------
             Total common stocks
               (cost $60,349,721)                                  73,984,829

RIGHTS -- 0.0% (A)<F2>
      50   Opus360 Corp., Exp. 04/11/00                                     0
                                                                  -----------
             Total long-term investments
               (cost $60,349,721)                                  73,984,829

SHORT-TERM INVESTMENTS -- 1.2% (A)<F2>

           VARIABLE RATE DEMAND NOTE
$894,842   Firstar Bank U.S.A., N.A.                                  894,842
                                                                  -----------
             Total short-term investments
               (cost $894,842)                                        894,842
                                                                  -----------
             Total investments
               (cost $61,244,563)                                  74,879,671

           Cash and receivables, less
             liabilities -- 0.8% (A)<F2>                              640,344
                                                                  -----------
             NET ASSETS                                           $75,520,015
                                                                  -----------
                                                                  -----------
           Net Asset Value Per Share
             ($0.01 par value 40,000,000
             shares authorized), offering
             and redemption price
             ($75,520,015 / 4,981,886
             shares outstanding)                                  $     15.16
                                                                  -----------
                                                                  -----------

  *<F1>   Non-income producing security.
(a)<F2> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Period September 30, 1999 (Commencement of Operations) to March 31, 2000 (Unaudited)

INCOME:
   Dividends                                                      $    41,714
   Interest                                                            48,417
                                                                  -----------
       Total income                                                    90,131
                                                                  -----------
EXPENSES:
   Management fees                                                    209,496
   Distribution fees                                                   52,374
   Registration fees                                                   40,218
   Administrative services                                             32,855
   Professional fees                                                   21,222
   Transfer agent fees                                                 20,778
   Custodian fees                                                      15,309
   Printing and postage expense                                         2,106
   Board of Directors fees                                              2,000
   Other expenses                                                       3,115
                                                                  -----------
       Total expenses                                                 399,473
                                                                  -----------
NET INVESTMENT LOSS                                                  (309,342)
                                                                  -----------
NET REALIZED LOSS ON INVESTMENTS                                     (780,136)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             13,635,108
                                                                  -----------
NET GAIN ON INVESTMENTS                                            12,854,972
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $12,545,630
                                                                  -----------
                                                                  -----------

STATEMENT OF CHANGES IN NET ASSETS
For the Period September 30, 1999 (Commencement of Operations) to March 31, 2000 (Unaudited)

OPERATIONS:
   Net investment loss                                            $  (309,342)
   Net realized loss on investments                                  (780,136)
   Net increase in unrealized appreciation on investments          13,635,108
                                                                  -----------
       Net increase in net assets resulting from operations        12,545,630
                                                                  -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (5,860,482 shares)                  75,391,420
   Cost of shares redeemed (878,596 shares)                       (12,417,035)
                                                                  -----------
       Net increase in net assets derived from Fund
         share activities                                          62,974,385
                                                                  -----------
       TOTAL INCREASE                                              75,520,015
NET ASSETS AT THE BEGINNING OF THE PERIOD                                  --
                                                                  -----------
NET ASSETS AT THE END OF THE PERIOD                               $75,520,015
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout the period)

                                                           (UNAUDITED)
                                                             FOR THE
                                                           PERIOD FROM
                                                     SEPTEMBER 30, 1999+<F3>
                                                                TO
                                                          MARCH 31, 2000
                                                          --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 10.00
Income from investment operations:
   Net investment loss                                         (0.11)*<F4>
   Net realized and unrealized gain on securities               5.27
                                                             -------
Total from investment operations                                5.16
Less distributions:
   Dividend from net investment income                            --
   Distribution from net realized gains                           --
                                                             -------
Total from distributions                                          --
                                                             -------
Net asset value, end of period                               $ 15.16
                                                             -------
                                                             -------

TOTAL INVESTMENT RETURN                                        51.6%**<F5>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                        75,520
Ratio of expenses to average net assets                         1.9%***<F6>
Ratio of net investment loss to average net assets             (1.5%)***<F6>
Portfolio turnover rate                                        15.1%

  +<F3>   Commencement of operations.
  *<F4> Net investment loss per share is calculated using average shares outstanding.
 **<F5>   Not Annualized.
***<F6>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 2000 (Unaudited)

   SHARES OR                                                        QUOTED
PRINCIPAL AMOUNT                                                 MARKET VALUE
----------------                                                 ------------
COMMON STOCKS -- 96.0% (A)<F8>

             APPLICATION SOFTWARE -- 8.5%
     29,000  Adobe Systems Inc.                                  $  3,228,062
     11,000  BMC Software, Inc.*<F7>                                  543,125
      4,000  Business Objects S.A.- SP ADR*<F7>                       398,000
      6,000  Commerce One, Inc.*<F7>                                  895,500
     45,625  Computer Associates
               International, Inc.                                  2,700,430
      8,500  i2 Technologies, Inc.*<F7>                             1,038,062
     36,000  Intuit Inc.*<F7>                                       1,957,500
     47,000  Legato Systems, Inc.*<F7>                              2,097,375
    191,000  Microsoft Corp.*<F7>                                  20,293,750
    153,432  Oracle Corp.*<F7>                                     11,977,286
     26,000  PeopleSoft, Inc.*<F7>                                    520,000
     10,000  Peregrine Systems, Inc.*<F7>                             670,625
     12,000  SAP AG ADR                                               717,000
     43,000  Siebel Systems, Inc.*<F7>                              5,135,813
     45,125  VERITAS Software Corp.*<F7>                            5,911,375
                                                                 ------------
                                                                   58,083,903

             BANKS -- 0.4%
      4,000  Bank of America Corp.                                    209,750
     29,375  Citigroup Inc.                                         1,742,305
      6,500  J.P. Morgan & Co. Inc.                                   856,375
      4,000  Wells Fargo Co.                                          163,750
                                                                 ------------
                                                                    2,972,180

             BEVERAGES -- 1.4%
    110,000  The Coca-Cola Co.                                      5,163,125
    134,000  PepsiCo, Inc.                                          4,631,375
                                                                 ------------
                                                                    9,794,500

             BIOTECHNOLOGY -- 1.1%
     60,000  Amgen Inc.*<F7>                                        3,682,500
     21,500  Biogen, Inc.*<F7>                                      1,502,312
     16,000  Human Genome Sciences, Inc.*<F7>                       1,329,000
      7,500  Immunex Corp.*<F7>                                       475,781
      1,500  MedImmune, Inc.*<F7>                                     261,188
                                                                 ------------
                                                                    7,250,781

             BUILDING -- 1.4%
    134,750  The Home Depot, Inc.                                   8,691,375
     16,000  Lowe's Companies, Inc.                                   934,000
                                                                 ------------
                                                                    9,625,375

             BUSINESS SOFTWARE & SERVICES -- 0.3%
      4,500  BEA Systems, Inc.*<F7>                                   330,187
      1,500  E.piphany, Inc.*<F7>                                     200,344
     22,000  Razorfish Inc.*<F7>                                      605,000
     13,500  TIBCO Software Inc.*<F7>                               1,100,250
                                                                 ------------
                                                                    2,235,781

             CHEMICALS -- 0.1%
      7,500  Minnesota Mining &
               Manufacturing Co.                                      664,219

             COMMUNICATION EQUIPMENT -- 3.1%
     28,000  L.M. Ericsson Telephone Co. ADR                        2,626,750
      9,000  General Motors Corp. Cl H*<F7>                         1,120,500
     83,500  QUALCOMM Inc.*<F7>                                    12,467,594
     77,000  Tellabs, Inc.*<F7>                                     4,849,791
                                                                 ------------
                                                                   21,064,635

             COMPUTER NETWORKING -- 6.3%
     68,000  3Com Corp.*<F7>                                        3,782,500
    471,000  Cisco Systems Inc.*<F7>                               36,414,187
      4,000  Next Level Communications, Inc.*<F7>                     435,000
     18,500  Sycamore Networks, Inc.*<F7>                           2,386,500
                                                                 ------------
                                                                   43,018,187

             COMPUTER & PERIPHERALS -- 10.3%
     21,000  Apple Computer, Inc.*<F7>                              2,852,062
      9,500  Brocade Communications
               Systems, Inc.*<F7>                                   1,703,469
    120,500  Compaq Computer Corp.                                  3,208,312
    156,000  Dell Computer Corp.*<F7>                               8,414,250
     75,500  EMC Corp. (Mass.)*<F7>                                 9,437,500
      3,500  Emulex Corp.*<F7>                                        381,938
     52,000  Gateway Inc.*<F7>                                      2,756,000
     78,500  Hewlett-Packard Co.                                   10,406,156
     86,500  International Business
               Machines Corp.                                      10,207,000
     14,000  Lexmark International Group, Inc.*<F7>                 1,480,500
     41,000  Network Appliance, Inc.*<F7>                           3,392,750
    167,000  Sun Microsystems, Inc.*<F7>                           15,648,418
                                                                 ------------
                                                                   69,888,355

             COMPUTER SOFTWARE & SERVICES -- 0.3%
     21,500  Computer Sciences Corp.*<F7>                           1,701,187
      9,000  Electronic Data Systems Corp.                            577,688
                                                                 ------------
                                                                    2,278,875

             DRUGS -- 4.8%
     49,200  Bristol-Myers Squibb Co.                               2,841,300
     44,000  Eli Lilly & Co.                                        2,772,000
    120,200  Merck & Co., Inc.                                      7,467,425
    203,500  Pfizer Inc.                                            7,440,469
    111,000  Schering-Plough Corp.                                  4,079,250
     81,393  Warner-Lambert Co.                                     7,935,817
                                                                 ------------
                                                                   32,536,261

             ELECTRICAL EQUIPMENT -- 3.6%
     37,000  EchoStar Communications Corp.                          2,923,000
     52,500  General Electric Co.                                   8,147,344
      3,000  Hitachi Ltd. ADR                                         365,625
     90,975  Motorola, Inc.                                        12,952,565
                                                                 ------------
                                                                   24,388,534

             ELECTRONICS -- 0.6%
      4,000  Agilent Technologies, Inc.*<F7>                          416,000
     23,000  JDS Uniphase Corp.*<F7>                                2,772,937
     10,000  Sanmina Corp.*<F7>                                       675,625
     10,000  Solectron Corp.*<F7>                                     400,625
                                                                 ------------
                                                                    4,265,187

             ENERGY -- 0.7%
     44,000  Schlumberger Ltd.                                      3,366,000
     10,000  Smith International, Inc.*<F7>                           775,000
      8,131  Transocean Sedco Forex, Inc.                             417,222
                                                                 ------------
                                                                    4,558,222

             ENTERTAINMENT/MEDIA -- 1.9%
    136,147  Walt Disney Co.                                        5,633,082
     21,000  Emmis Communications Corp.*<F7>                          976,500
      8,000  Sony Corp. ADR                                         2,241,000
     44,000  Time Warner Inc.                                       4,400,000
                                                                 ------------
                                                                   13,250,582

             FINANCIAL SERVICES -- 1.9%
     31,000  American Express Co.                                   4,617,062
      8,500  AmeriTrade Holding Corp.*<F7>                            177,570
     13,000  E*TRADE Group, Inc.*<F7>                                 391,625
      1,000  The Goldman Sachs Group, Inc.                            105,125
     13,500  Merrill Lynch & Co., Inc.                              1,417,500
     20,000  Morgan Stanley Dean
               Witter & Co.                                         1,631,250
     77,000  Charles Schwab Corp.                                   4,374,563
                                                                 ------------
                                                                   12,714,695

             FOODS -- 0.0%
      7,000  General Mills, Inc.                                      253,312

             GROCERY STORES -- 0.1%
     29,000  The Kroger Co.*<F7>                                      509,312

             HOUSEHOLD PRODUCTS -- 2.1%
     51,000  American Home Products Corp.                           2,734,875
     26,000  Clorox Co.                                               845,000
    103,000  Colgate-Palmolive Co.                                  5,806,625
     47,000  Gillette Co.                                           1,771,312
     55,000  Procter & Gamble Co.                                   3,093,750
                                                                 ------------
                                                                   14,251,562
             INSTRUMENTS -- 0.1%
      5,000  Waters Corp.*<F7>                                        476,250

             INSURANCE -- 0.7%
     42,000  American International Group, Inc.                     4,599,000

             INTERNET INFORMATION PROVIDERS -- 7.8%
        500  About.com, Inc.*<F7>                                      44,063
    336,600  America Online, Inc.*<F7>                             22,636,350
     82,382  At Home Corp. - Series A*<F7>                          2,713,457
      6,000  China.com Corp.*<F7>                                     486,000
     20,000  CNET Networks, Inc.*<F7>                               1,013,750
     21,975  go.com*<F7>                                              458,728
     13,000  Go2Net, Inc.*<F7>                                      1,047,313
     81,000  Lycos, Inc.*<F7>                                       5,690,250
     14,000  PSINet Inc.*<F7>                                         476,218
     18,000  VerticalNet, Inc.*<F7>                                 2,448,000
     93,266  Yahoo! Inc.*<F7>                                      15,983,461
                                                                  -----------
                                                                   52,997,590

             INTERNET SERVICE PROVIDERS -- 0.2%
     32,000  Verio Inc.*<F7>                                        1,442,000

             INTERNET SOFTWARE & SERVICES -- 7.2%
     58,000  Amazon.com, Inc.*<F7>                                  3,886,000
     13,500  Ariba, Inc.*<F7>                                       2,829,937
     14,500  BroadVision, Inc.*<F7>                                   650,688
     37,000  Citrix Systems, Inc.*<F7>                              2,451,250
     68,500  CMGI Inc.*<F7>                                         7,761,906
     57,000  DoubleClick Inc.*<F7>                                  5,336,625
     25,500  eBay Inc.*<F7>                                         4,488,000
     19,500  Exodus Communications, Inc.*<F7>                       2,739,750
     41,000  Inktomi Corp.*<F7>                                     7,995,000
      6,500  Internet Capital Group, Inc.*<F7>                        587,031
     11,500  Juniper Networks, Inc.*<F7>                            3,030,969
     12,000  Network Solutions, Inc.*<F7>                           1,844,437
      4,000  Priceline.com Inc.*<F7>                                  320,000
     35,000  RealNetworks, Inc.*<F7>                                1,992,813
     17,000  Red Hat, Inc.*<F7>                                       720,375
      6,500  Redback Networks Inc.*<F7>                             1,949,594
                                                                  -----------
                                                                   48,584,375

             MEDICAL SERVICES -- 0.0%
      8,500  Healtheon/WebMD Corp.*<F7>                               195,500

             MEDICAL SUPPLIES -- 1.6%
     95,000  Abbott Laboratories                                    3,342,813
     10,000  Guidant Corp.*<F7>                                       588,125
     94,500  Johnson & Johnson                                      6,620,906
      2,000  Medtronic, Inc.                                          102,875
                                                                  -----------
                                                                   10,654,719

             OFFICE EQUIPMENT & SUPPLIES -- 0.2%
     50,000  Office Depot, Inc.*<F7>                                  578,125
     28,500  Staples, Inc.*<F7>                                       570,000
                                                                  -----------
                                                                    1,148,125

             PAPER & FOREST PRODUCTS -- 0.1%
      9,000  Georgia-Pacific Group                                    356,063

             PUBLISHING -- 0.2%
      4,000  Reuters Group PLC ADR                                    477,500
     18,000  Tribune Co.                                              658,125
                                                                  -----------
                                                                    1,135,625

             RESTAURANTS -- 0.5%
     94,000  McDonald's Corp.                                       3,530,875

             RETAIL-SPECIALTY -- 0.9%
     55,000  Best Buy Co., Inc.*<F7>                                4,730,000
     10,000  NIKE, Inc. Cl B                                          396,250
     16,000  Rite Aid Corp.*<F7>                                       88,000
     15,000  Starbucks Corp.*<F7>                                     672,188
      3,000  Tandy Corp.                                              152,250
                                                                  -----------
                                                                    6,038,688

             RETAIL STORES -- 4.6%
    104,000  Costco Wholesale Corp.*<F7>                            5,466,500
    110,625  Gap, Inc.                                              5,510,508
     30,000  Kohl's Corp.*<F7>                                      3,075,000
     68,000  Nordstrom, Inc.                                        2,006,000
     57,000  Target Corp.                                           4,260,750
    198,000  Wal-Mart Stores, Inc.                                 10,989,000
                                                                  -----------
                                                                   31,307,758

             SECURITY SOFTWARE & SERVICES -- 0.6%
      2,500  Check Point Software
               Technologies Ltd.*<F7>                                 427,656
     13,000  Network Associates, Inc.*<F7>                            419,250
     21,000  VeriSign, Inc.*<F7>                                    3,139,500
                                                                  -----------
                                                                    3,986,406

             SEMICONDUCTORS -- 9.9%
     37,000  Altera Corp.*<F7>                                      3,302,250
      1,000  Applied Micro Circuits Corp.*<F7>                        150,062
      5,000  Atmel Corp.*<F7>                                         258,125
     16,000  Broadcom Corp.*<F7>                                    3,886,000
      6,000  C-Cube Microsystems, Inc.*<F7>                           436,875
      7,000  Cypress Semiconductor Corp.*<F7>                         345,187
    198,440  Intel Corp.                                           26,181,677
      5,000  Lattice Semiconductor Corp.*<F7>                         338,438
     14,000  Linear Technology Corp.                                  770,000
     58,000  LSI Logic Corp.*<F7>                                   4,212,250
      5,000  Maxim Integrated Products Inc.*<F7>                      355,313
      8,000  Micron Technology, Inc.*<F7>                           1,008,000
      7,000  PMC-Sierra, Inc.*<F7>                                  1,425,813
      1,500  Rambus Inc.*<F7>                                         441,750
      1,500  SDL, Inc.*<F7>                                           319,313
     98,500  Texas Instruments Inc.                                15,760,000
     11,000  TriQuint Semiconductor, Inc.*<F7>                        808,500
     16,000  Vitesse Semiconductor Corp.*<F7>                       1,540,000
     66,000  Xilinx, Inc.*<F7>                                      5,465,625
                                                                  -----------
                                                                   67,005,178

             SEMICONDUCTOR CAPITAL SPENDING -- 2.8%
     98,000  Applied Materials, Inc.*<F7>                           9,236,500
     47,500  KLA-Tencor Corp.*<F7>                                  4,001,875
     56,500  Novellus Systems, Inc.*<F7>                            3,171,063
     31,000  Teradyne, Inc.*<F7>                                    2,549,750
                                                                  -----------
                                                                   18,959,188

             SERVICES -- 0.1%
     14,000  FedEx Corp.*<F7>                                         546,000

             SYSTEM SOFTWARE -- 0.1%
      9,000  Autodesk, Inc.                                           409,500
      7,000  Mercury Interactive Corp.*<F7>                           554,750
                                                                 ------------
                                                                      964,250

             TELECOMMUNICATIONS -- 3.5%
     24,000  CIENA Corp.*<F7>                                       3,027,000
      2,500  Corning Inc.                                             485,000
     34,000  EarthLink, Inc.*<F7>                                     660,875
    115,750  Lucent Technologies Inc.                               7,031,812
     98,300  Nortel Networks Corp.                                 12,385,800
                                                                 ------------
                                                                   23,590,487

             TELECOMMUNICATION SERVICES -- 0.2%
      9,000  Global Crossing Ltd.*<F7>                                368,438
     22,000  Qwest Communications
               International, Inc.*<F7>                             1,067,000
                                                                 ------------
                                                                    1,435,438
             TELEPHONE SERVICES -- 1.5%
     25,000  AT&T Corp.                                             1,406,250
     82,000  MCI WorldCom Inc.*<F7>                                 3,715,625
     41,000  Sprint Corp.*<F7>                                      2,583,000
      6,000  Telefonos de Mexico, S.A. -
               SP ADR L                                               402,000
     40,500  Vodafone AirTouch PLC SP ADR                           2,250,281
                                                                 ------------
                                                                   10,357,156

             WIRELESS COMMUNICATION -- 4.3%
     37,000  Nextel Communications, Inc.*<F7>                       5,485,250
     97,500  Nokia Corp. "A"   ADR                                 21,181,875
     35,000  Sprint Corp. (PCS Group)                               2,285,938
                                                                 ------------
                                                                   28,953,063
                                                                 ------------
               Total common stocks
                 (cost $359,962,848)                              651,868,192

SHORT-TERM INVESTMENTS -- 2.7% (A)<F8>
             VARIABLE RATE DEMAND NOTE
$18,387,142  Firstar Bank U.S.A., N.A.                           $ 18,387,142
                                                                 ------------
               Total short-term investments
                 (cost $18,387,142)                                18,387,142
                                                                 ------------
               Total investments
                 (cost $378,349,990)                              670,255,334

             Cash and receivables, less
               liabilities -- 1.3% (A)<F8>                          8,733,621
                                                                 ------------
               NET ASSETS                                        $678,988,955
                                                                 ------------
                                                                 ------------
             Net Asset Value Per Share
               ($0.01 par value 40,000,000
               shares authorized), offering
               and redemption price
               ($678,988,955 / 8,824,150
               shares outstanding)                                $     76.95
                                                                 ------------
                                                                 ------------

  *<F7>   Non-income producing security.
(a)<F8> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2000 (Unaudited)

INCOME:
   Dividends                                                     $  1,105,850
   Interest                                                           328,955
                                                                 ------------
       Total income                                                 1,434,805
                                                                 ------------
EXPENSES:
   Management fee                                                   2,754,275
   Administrative services                                            290,427
   Distribution fees                                                  238,224
   Transfer agent fees                                                119,973
   Custodian fees                                                      87,945
   Printing and postage expense                                        81,330
   Registration fees                                                   54,718
   Professional fees                                                   21,048
   Board of Directors fees                                              2,000
   Other expenses                                                       2,986
                                                                 ------------
       Total expenses                                               3,652,926
                                                                 ------------
NET INVESTMENT LOSS                                                (2,218,121)
                                                                 ------------
NET REALIZED LOSS ON INVESTMENTS                                  (12,201,582)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            192,686,743
                                                                 ------------
NET GAIN ON INVESTMENTS                                           180,485,161
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $178,267,040
                                                                 ------------
                                                                 ------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2000 (Unaudited) and For the Year Ended September 30, 1999

                                                   2000          1999
                                               ------------  ------------
OPERATIONS:
   Net investment loss                         $ (2,218,121) $ (1,736,389)
   Net realized (loss) gain on investments      (12,201,582)    1,586,354
   Net increase in unrealized appreciation
     on investments                             192,686,743    60,282,375
                                               ------------  ------------
       Net increase in net assets resulting
         from operations                        178,267,040    60,132,340
                                               ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains
     ($0.00526 and $0.6495 per share,
     respectively)                                  (38,019)   (1,651,594)*<F9>
                                               ------------  ------------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (4,710,497
     and 7,038,893 shares, respectively)        326,377,787   357,704,329
   Net asset value of shares issued in
     distributions (621 and 38,410 shares,
     respectively)                                   34,219     1,473,014
   Cost of shares redeemed (3,055,950 and
     2,331,430 shares, respectively)           (212,602,987) (120,240,381)
                                               ------------  ------------
       Net increase in net assets derived
         from Fund share activities             113,809,019   238,936,962
                                               ------------  ------------
       TOTAL INCREASE                           292,038,040   297,417,708
NET ASSETS AT THE BEGINNING OF THE PERIOD       386,950,915    89,533,207
                                               ------------  ------------
NET ASSETS AT THE END OF THE PERIOD            $678,988,955  $386,950,915
                                               ------------  ------------
                                               ------------  ------------
*<F9>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                            (UNAUDITED)
                                            FOR THE SIX
                                           MONTHS ENDING                          YEARS ENDED SEPTEMBER 30,
                                             MARCH 31,        ------------------------------------------------------------------
                                                2000           1999           1998           1997           1996           1995
                                               ------         ------         ------         ------         ------         ------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of period          $ 53.98        $ 36.95        $ 32.00        $ 22.69        $ 19.25        $ 14.46

Income from investment operations:
  Net investment (loss) income                  (0.28)*<F10>   (0.33)*<F10>   (0.12)         (0.01)         (0.03)          0.02
  Net realized and unrealized gain
    on investments                              23.26          18.01           5.46           9.67           3.52           5.00
                                              -------        -------        -------        -------        -------        -------
Total from investment operations                22.98          17.68           5.34           9.66           3.49           5.02

Less distributions:
  Dividends from net investment income             --             --          (0.01)            --          (0.02)         (0.06)
  Distributions from net realized gains         (0.01)         (0.65)         (0.38)         (0.35)         (0.03)         (0.17)
                                              -------        -------        -------        -------        -------        -------
Total from distributions                        (0.01)         (0.65)         (0.39)         (0.35)         (0.05)         (0.23)
                                              -------        -------        -------        -------        -------        -------
Net asset value, end of period                $ 76.95        $ 53.98        $ 36.95        $ 32.00        $ 22.69        $ 19.25
                                              -------        -------        -------        -------        -------        -------
                                              -------        -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                         42.6%**<F11>   48.6%          17.0%          43.2%          18.1%          35.3%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's $)        678,989        386,951         89,533         62,294         30,807         29,357
Ratio of expenses to average net assets          1.3%***<F12>   1.5%           1.4%           1.4%           1.5%           1.5%
Ratio of net investment (loss) income
  to average net assets                         (0.8%)***<F12> (0.6%)         (0.4%)         (0.1%)         (0.1%)          0.1%
Portfolio turnover rate                         11.5%           6.2%          35.5%          25.0%          21.5%          49.2%

  *<F10> Net investment loss per share is calculated using average shares outstanding.
 **<F11>   Not Annualized.
***<F12>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 2000 (Unaudited)

   SHARES OR                                                        QUOTED
PRINCIPAL AMOUNT                                                 MARKET VALUE
----------------                                                 ------------
COMMON STOCKS -- 99.2% (A)<F14>

            APPLICATION SOFTWARE -- 12.1%
     2,000  Adobe Systems Inc.                                   $    222,625
     3,000  BMC Software, Inc.*<F13>                                  148,125
     2,000  Business Objects S.A.- SP ADR*<F13>                       199,000
     9,187  Computer Associates
              International, Inc.                                     543,756
     2,400  Compuware Corp.*<F13>                                      50,550
     1,000  i2 Technologies, Inc.*<F13>                               122,125
    16,500  Intuit Inc.*<F13>                                         897,187
     5,000  Legato Systems, Inc.*<F13>                                223,125
    62,500  Microsoft Corp.*<F13>                                   6,640,625
    39,174  Oracle Corp.*<F13>                                      3,058,020
    11,600  PeopleSoft, Inc.*<F13>                                    232,000
     2,000  Peregrine Systems, Inc.*<F13>                             134,125
     9,000  Siebel Systems, Inc.*<F13>                              1,074,938
    17,250  VERITAS Software Corp.*<F13>                            2,259,750
                                                                 ------------
                                                                   15,805,951

            BEVERAGES -- 0.8%
    14,500  The Coca-Cola Co.                                         680,594
    10,000  PepsiCo, Inc.                                             345,625
                                                                 ------------
                                                                    1,026,219

            BIOTECHNOLOGY -- 0.9%
    11,000  Amgen Inc.*<F13>                                          675,125
     2,000  Biogen, Inc.*<F13>                                        139,750
     2,000  Human Genome Sciences, Inc.*<F13>                         166,125
     3,000  Immunex Corp.*<F13>                                       190,312
                                                                 ------------
                                                                    1,171,312

            BUILDING -- 1.4%
    28,397  The Home Depot, Inc.                                    1,831,606

            BUSINESS SOFTWARE & SERVICES -- 0.4%
       500  Akamai Technologies, Inc.*<F13>                            80,406
     1,000  Ask Jeeves, Inc.*<F13>                                     61,125
     1,000  Critical Path, Inc.*<F13>                                  85,000
       500  E.piphany, Inc.*<F13>                                      66,781
     2,000  Netcentives Inc.*<F13>                                     60,000
     1,000  Razorfish Inc.*<F13>                                       27,500
     1,000  Sapient Corp.*<F13>                                        83,875
                                                                 ------------
                                                                      464,687

            CABLE TV/BROADCASTING -- 0.1%
     2,400  Clear Channel
              Communications, Inc.*<F13>                              165,750

            COMMUNICATION EQUIPMENT -- 5.0%
     1,500  Proxim, Inc.*<F13>                                        192,000
    33,500  QUALCOMM Inc.*<F13>                                     5,001,969
    20,000  Tellabs, Inc.*<F13>                                     1,259,686
                                                                 ------------
                                                                    6,453,655

            COMPUTER NETWORKING -- 9.3%
     9,995  3Com Corp.*<F13>                                          555,972
   148,600  Cisco Systems Inc.*<F13>                               11,488,637
                                                                 ------------
                                                                   12,044,609

            COMPUTER & PERIPHERALS -- 10.3%
     1,000  Apple Computer, Inc.*<F13>                                135,813
    10,500  Compaq Computer Corp.                                     279,563
    37,200  Dell Computer Corp.*<F13>                               2,006,475
    17,000  EMC Corp. (Mass.)*<F13>                                 2,125,000
     1,000  Emulex Corp.*<F13>                                        109,125
    10,000  Gateway Inc.*<F13>                                        530,000
     5,300  Hewlett-Packard Co.                                       702,581
    10,900  International Business
              Machines Corp.                                        1,286,200
    67,200  Sun Microsystems, Inc.*<F13>                            6,296,848
                                                                 ------------
                                                                   13,471,605

            COMPUTER SOFTWARE & SERVICES -- 0.1%
     2,000  Computer Sciences Corp.*<F13>                             158,250

            DRUGS -- 4.3%
     7,000  Bristol-Myers Squibb Co.                                  404,250
     8,000  Eli Lilly & Co.                                           504,000
    26,044  Merck & Co., Inc.                                       1,617,983
    32,000  Pfizer Inc.                                             1,170,000
    13,000  Schering-Plough Corp.                                     477,750
    14,200  Warner-Lambert Co.                                      1,384,500
                                                                 ------------
                                                                    5,558,483

            ELECTRICAL EQUIPMENT -- 3.1%
     8,000  EchoStar Communications Corp.                             632,000
     5,000  General Electric Co.                                      775,937
    18,500  Motorola, Inc.                                          2,633,938
                                                                 ------------
                                                                    4,041,875

            ELECTRONICS -- 0.4%
     8,200  Sanmina Corp.*<F13>                                       554,012

            ENERGY -- 0.5%
     7,500  Schlumberger Ltd.                                         573,750
     1,452  Transocean Sedco Forex, Inc.                               74,506
                                                                 ------------
                                                                      648,256

            ENTERTAINMENT/MEDIA -- 1.1%
    18,000  Walt Disney Co.                                           744,750
     1,000  Emmis Communications Corp.*<F13>                           46,500
     1,000  Sony Corp. ADR                                            280,125
     4,000  Time Warner Inc.                                          400,000
                                                                 ------------
                                                                    1,471,375

            FINANCIAL SERVICES -- 2.8%
     8,500  American Express Co.                                    1,265,969
     7,000  AmeriTrade Holding Corp.*<F13>                            146,234
     8,000  E*TRADE Group, Inc.*<F13>                                 241,000
       900  Franklin Resources, Inc.                                   30,094
     2,000  Knight/Trimark Group, Inc.*<F13>                          102,000
     2,000  Merrill Lynch & Co., Inc.                                 210,000
     2,000  Morgan Stanley
              Dean Witter & Co.                                       163,125
     1,200  T. Rowe Price Associates, Inc.                             47,400
    26,374  Charles Schwab Corp.                                    1,498,373
                                                                 ------------
                                                                    3,704,195

            HOUSEHOLD PRODUCTS -- 0.9%
     4,000  American Home Products Corp.                              214,500
    12,000  Colgate-Palmolive Co.                                     676,500
     4,000  Procter & Gamble Co.                                      225,000
                                                                 ------------
                                                                    1,116,000

            INSURANCE -- 0.2%
     2,906  American International Group, Inc.                        318,207

            INTERNET INFORMATION PROVIDERS -- 9.6%
    78,700  America Online, Inc.*<F13>                              5,292,575
    27,962  At Home Corp. - Series A*<F13>                            920,998
     4,000  CNET Networks, Inc.*<F13>                                 202,750
     8,050  go.com*<F13>                                              168,044
    16,000  Lycos, Inc.*<F13>                                       1,124,000
     4,000  PSINet Inc.*<F13>                                         136,062
     2,000  VerticalNet, Inc.*<F13>                                   272,000
    25,632  Yahoo! Inc.*<F13>                                       4,392,684
                                                                 ------------
                                                                   12,509,113

            INTERNET SERVICE PROVIDERS -- 0.1%
     2,000  Verio Inc.*<F13>                                           90,125

            INTERNET SOFTWARE & SERVICES -- 7.5%
    20,000  Amazon.com, Inc.*<F13>                                  1,340,000
     6,000  Citrix Systems, Inc.*<F13>                                397,500
    22,000  CMGI Inc.*<F13>                                         2,492,875
    12,000  DoubleClick Inc.*<F13>                                  1,123,500
     8,000  eBay Inc.*<F13>                                         1,408,000
     1,000  Exodus Communications, Inc.*<F13>                         140,500
     9,000  Inktomi Corp.*<F13>                                     1,755,000
     2,500  Juniper Networks, Inc.*<F13>                              658,906
     1,000  Marimba, Inc.*<F13>                                        44,125
     1,000  Network Solutions, Inc.*<F13>                             153,703
     1,000  Rare Medium Group, Inc.*<F13>                              44,125
     1,000  RealNetworks, Inc.*<F13>                                   56,938
       500  Redback Networks Inc.*<F13>                               149,969
                                                                 ------------
                                                                    9,765,141

            MEDICAL SERVICES -- 0.1%
     6,000  Oxford Health Plans, Inc.*<F13>                            91,500

            MEDICAL SUPPLIES -- 1.1%
    14,000  Abbott Laboratories                                       492,625
     3,000  Boston Scientific Corp.*<F13>                              63,937
     1,600  Guidant Corp.*<F13>                                        94,100
    11,676  Johnson & Johnson                                         818,050
                                                                 ------------
                                                                    1,468,712

            OFFICE EQUIPMENT & SUPPLIES -- 0.2%
    10,500  Staples, Inc.*<F13>                                       210,000

            RESTAURANTS -- 0.3%
    11,600  McDonald's Corp.                                          435,725

            RETAIL-SPECIALTY -- 1.0%
    15,000  Best Buy Co., Inc.*<F13>                                1,290,000
     1,000  Starbucks Corp.*<F13>                                      44,813
                                                                 ------------
                                                                    1,334,813

            RETAIL STORES -- 2.8%
    20,000  Costco Wholesale Corp.*<F13>                            1,051,250
    17,562  Gap, Inc.                                                 874,807
     2,000  Kohl's Corp.*<F13>                                        205,000
     2,000  Nordstrom, Inc.                                            59,000
     5,000  Target Corp.                                              373,750
    20,000  Wal-Mart Stores, Inc.                                   1,110,000
                                                                 ------------
                                                                    3,673,807

            SECURITY SOFTWARE & SERVICES -- 1.0%
       500  Check Point Software
              Technologies Ltd.*<F13>                                  85,531
     4,000  Network Associates, Inc.*<F13>                            129,000
     1,000  RSA Security Inc.*<F13>                                    51,813
     7,000  VeriSign, Inc.*<F13>                                    1,046,500
                                                                 ------------
                                                                    1,312,844

            SEMICONDUCTORS -- 12.5%
     8,200  Altera Corp.*<F13>                                        731,850
     3,000  Broadcom Corp.*<F13>                                      728,625
       500  C-Cube Microsystems, Inc.*<F13>                            36,406
    43,600  Intel Corp.                                             5,752,475
    13,000  LSI Logic Corp.*<F13>                                     944,125
     5,200  Maxim Integrated Products Inc.*<F13>                      369,525
     2,000  Micron Technology, Inc.*<F13>                             252,000
     1,000  PMC-Sierra, Inc.*<F13>                                    203,687
       500  Rambus Inc.*<F13>                                         147,250
       500  STMicroelectronics N.V.                                    93,594
    30,000  Texas Instruments Inc.                                  4,800,000
     1,000  Vitesse Semiconductor Corp.*<F13>                          96,250
    25,000  Xilinx, Inc.*<F13>                                      2,070,313
                                                                 ------------
                                                                   16,226,100

            SEMICONDUCTOR CAPITAL SPENDING -- 3.3%
    20,000  Applied Materials, Inc.*<F13>                           1,885,000
    19,200  KLA-Tencor Corp.*<F13>                                  1,617,600
     8,800  Novellus Systems, Inc.*<F13>                              493,900
     3,000  Teradyne, Inc.*<F13>                                      246,750
                                                                 ------------
                                                                    4,243,250

            SYSTEM SOFTWARE -- 0.2%
     3,000  Mercury Interactive Corp.*<F13>                           237,750

            TELECOMMUNICATIONS -- 1.8%
       500  Comverse Technology, Inc.*<F13>                            94,500
     7,960  EarthLink, Inc.*<F13>                                     154,722
    22,950  Lucent Technologies Inc.                                1,394,213
     6,000  Nortel Networks Corp.                                     756,000
                                                                 ------------
                                                                    2,399,435
            TELECOMMUNICATION SERVICES -- 0.1%
       500  Digital Island Inc.*<F13>                                  30,469
     1,000  Qwest Communications
              International, Inc.*<F13>                                48,500
                                                                 ------------
                                                                       78,969

            TELEPHONE SERVICES -- 0.6%
     5,000  MCI WorldCom Inc.*<F13>                                   226,563
     6,000  Sprint Corp.*<F13>                                        378,000
     4,000  Vodafone AirTouch PLC SP ADR                              222,250
                                                                 ------------
                                                                      826,813

            WIRELESS COMMUNICATION -- 3.3%
     2,000  Nextel Communications, Inc.*<F13>                         296,500
    18,000  Nokia Corp. "A"   ADR                                   3,910,500
     2,000  Sprint Corp. (PCS Group)                                  130,625
                                                                 ------------
                                                                    4,337,625
                                                                 ------------
            Total common stocks
              (cost $47,228,854)                                  129,247,769

SHORT-TERM INVESTMENTS -- 0.8% (A)<F14>

            VARIABLE RATE DEMAND NOTE
$1,091,567  Firstar Bank U.S.A., N.A.                            $  1,091,567
                                                                 ------------
            Total short-term investments
              (cost $1,091,567)                                     1,091,567
                                                                 ------------
            Total investments
              (cost $48,320,421)                                  130,339,336

            Liabilities, less cash and
              receivables -- (0.0%) (A)                              (102,835)
                                                                 ------------
            NET ASSETS                                           $130,236,501
                                                                 ------------
                                                                 ------------
            Net Asset Value Per Share
              ($0.01 par value 40,000,000
              shares authorized), offering
              and redemption price
              ($130,236,501 / 2,475,224
              shares outstanding)                                $      52.62
                                                                 ------------
                                                                 ------------

  *<F13>   Non-income producing security.
(a)<F14> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2000 (Unaudited)

INCOME:
   Dividends                                                      $   139,953
   Interest                                                            56,799
                                                                  -----------
       Total income                                                   196,752
                                                                  -----------
EXPENSES:
   Management fees                                                    579,585
   Administrative services                                             72,958
   Professional fees                                                   20,280
   Transfer agent fees                                                 18,564
   Printing and postage expense                                        16,431
   Custodian fees                                                      12,094
   Registration fees                                                   11,601
   Board of Directors fees                                              2,000
   Distribution fees                                                       --
   Other expenses                                                         597
                                                                  -----------
       Total expenses                                                 734,110
                                                                  -----------
NET INVESTMENT LOSS                                                  (537,358)
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS                                      448,510
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             48,537,913
                                                                  -----------
NET GAIN ON INVESTMENTS                                            48,986,423
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $48,449,065
                                                                  -----------
                                                                  -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2000 (Unaudited) and For the Year Ended September 30, 1999

                                                  2000          1999
                                              ------------  -----------
OPERATIONS:
   Net investment loss                        $   (537,358) $  (768,513)
   Net realized gain on investments                448,510      743,672
   Net increase in unrealized
     appreciation on investments                48,537,913   22,020,669
                                              ------------  -----------
       Net increase in net assets
         resulting from operations              48,449,065   21,995,828
                                              ------------  -----------
DISTRIBUTION TO SHAREHOLDERS:
   Distributions from net realized gains
     ($0.10485 and $0.50355 per share,
     respectively)                                (288,280)    (689,257)*<F15>
                                              ------------  -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (1,931,160
     and 2,618,497 shares, respectively)        88,266,573   83,448,456
   Net asset value of shares issued in
     distributions (7,471 and 27,402 shares,
     respectively)                                 259,533      610,241
   Cost of shares redeemed (2,306,391 and
     1,135,443 shares, respectively)          (103,767,387) (37,202,490)
                                              ------------  -----------
       Net (decrease) increase in net
         assets derived from Fund share
         activities                            (15,241,281)  46,856,207
                                              ------------  -----------
       TOTAL INCREASE                           32,919,504   68,162,778
NET ASSETS AT THE BEGINNING OF THE PERIOD       97,316,997   29,154,219
                                              ------------  -----------
NET ASSETS AT THE END OF THE PERIOD           $130,236,501  $97,316,997
                                              ------------  -----------
                                              ------------  -----------
*<F15>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                            (UNAUDITED)
                                            FOR THE SIX
                                           MONTHS ENDING                          YEARS ENDED SEPTEMBER 30,
                                             MARCH 31,        ------------------------------------------------------------------
                                                2000           1999           1998           1997           1996           1995
                                               ------         ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $ 34.23        $ 21.88        $ 19.49        $ 15.64        $ 14.17        $ 10.09

Income from investment operations:
  Net investment loss                           (0.21)*<F16>   (0.34)*<F16>   (0.09)*<F16>   (0.13)         (0.06)         (0.11)
  Net realized and unrealized gain
    on securities                               18.70          13.19           2.48           3.98           1.53           4.19
                                              -------        -------        -------        -------        -------        -------
Total from investment operations                18.49          12.85           2.39           3.85           1.47           4.08

Less distributions:
  Dividend from net investment income              --             --             --             --             --             --
  Distribution from net realized gains          (0.10)         (0.50)            --             --             --             --
                                              -------        -------        -------        -------        -------        -------
Total from distributions                        (0.10)         (0.50)            --             --             --             --
                                              -------        -------        -------        -------        -------        -------
Net asset value, end of period                $ 52.62        $ 34.23        $ 21.88        $ 19.49        $ 15.64        $ 14.17
                                              -------        -------        -------        -------        -------        -------
                                              -------        -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                         54.2%**<F17>   60.0%          12.3%          24.6%          10.4%          40.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)        130,237         97,317         29,154         22,702         17,104         10,983
Ratio of expenses to average net assets          1.3%***<F18>   1.5%           1.5%           1.5%           1.5%           1.9%
Ratio of net investment loss
  to average net assets                         (0.9%)***<F18> (1.1%)         (0.8%)         (0.9%)         (1.1%)         (1.5%)
Portfolio turnover rate                          4.5%          30.3%          39.4%          60.2%          11.8%          38.4%

  *<F16> In 2000 and 1999, net investment loss per share is calculated using average shares outstanding. In 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 **<F17>   Not Annualized.
***<F18>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 2000 (Unaudited)

PRINCIPAL                                                            QUOTED
  AMOUNT                                                          MARKET VALUE
  ------                                                          ------------
LONG-TERM INVESTMENTS -- 75.7% (A)<F19>

           FEDERAL AGENCIES -- 75.7%
$500,000   Federal Home Loan Bank,
             5.215%, due 05/03/01                                  $  492,022
 500,000   Federal Home Loan Bank,
             5.57%, due 05/25/01                                      493,426
 300,000   Federal Farm Credit,
             6.28%, due 6/20/01                                       298,273
 500,000   Federal Home Loan Bank,
             5.50%, due 08/13/01                                      491,472
 400,000   Federal Home Loan Bank,
             4.66%, due 10/15/01                                      387,325
 300,000   Federal Farm Credit Bank,
             6.20%, due 07/01/02                                      295,134
 200,000   Federal Home Loan Bank,
             6.00%, due 08/15/02                                      195,718
 300,000   Federal Home Loan Bank,
             5.37%, due 01/16/03                                      287,711
                                                                   ----------
                Total long-term investments
                  (cost $2,989,538)                                 2,941,081

SHORT-TERM INVESTMENTS -- 23.2% (A)<F19>

           U.S. TREASURY SECURITIES -- 15.5%
 300,000   U.S. Treasury Notes,
             6.00%, due 08/15/00                                      299,812
 300,000   U.S. Treasury Notes,
             8.50%, due 11/15/00                                      303,844
                                                                   ----------
                Total U. S. treasury securities
                  (cost $636,019)                                     603,656

           VARIABLE RATE DEMAND NOTES -- 7.7%
$180,000   Firstar Bank U.S.A., N.A.                                  180,000
 117,017   Wisconsin Corporate Central
             Credit Union                                             117,017
                                                                   ----------
                Total variable rate demand notes
                  (cost $297,017)                                     297,017
                                                                   ----------
                Total short-term investments
                  (cost $933,036)                                     900,673
                                                                   ----------
                Total investments
                  (cost $3,922,574)                                 3,841,754

           Cash and receivables, less
             liabilities -- 1.1% (A)<F19>                              42,637
                                                                   ----------
                NET ASSETS                                         $3,884,391
                                                                   ----------
                                                                   ----------
           Net Asset Value Per Share
             ($0.01 par value 20,000,000
             shares authorized), offering
             and redemption price
             ($3,884,391 / 406,005
             shares outstanding)                                   $     9.57
                                                                   ----------
                                                                   ----------

(a)<F19>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2000 (Unaudited)

INCOME:
   Interest                                                          $ 124,213
                                                                     ---------
EXPENSES:
   Professional fees                                                    10,591
   Management fees                                                      10,542
   Transfer agent fees                                                   6,767
   Registration fees                                                     4,946
   Administrative services                                               2,109
   Printing and postage expense                                          1,098
   Board of Directors fees                                                 500
   Custodian fees                                                          467
   Other expenses                                                          691
                                                                     ---------
      Total expenses before reimbursement and management fee waiver     37,711
   Less expenses assumed by adviser                                    (18,735)
                                                                     ---------
      Net expenses                                                      18,976
                                                                     ---------
NET INVESTMENT INCOME                                                  105,237
                                                                     ---------
NET REALIZED GAIN ON INVESTMENTS                                            --
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                 (35,411)
                                                                     ---------
NET LOSS ON INVESTMENTS                                                (35,411)
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  69,826
                                                                     ---------
                                                                     ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2000 (Unaudited) and For the Year Ended September 30, 1999

                                                        2000          1999
                                                    -----------    -----------
OPERATIONS:
   Net investment income                            $   105,237    $   175,974
   Net realized loss on investments                          --         (8,750)
   Net decrease in unrealized appreciation
     on investments                                     (35,411)       (54,979)
                                                    -----------    -----------
       Net increase in net assets resulting
         from operations                                 69,826        112,245
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.2422
     and $0.4651 per share, respectively)              (105,237)      (175,974)
                                                    -----------    -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (74,984 and
     172,202 shares, respectively)                      720,671      1,676,978
   Net asset value of shares issued in
     distributions (10,693 and 16,722 shares,
     respectively)                                      102,706        162,660
   Cost of shares redeemed (108,288 and 73,473
     shares, respectively)                           (1,038,812)      (714,363)
                                                    -----------    -----------
       Net (decrease) increase in net assets
         derived from Fund share activities            (215,435)     1,125,275
                                                    -----------    -----------
       TOTAL (DECREASE) INCREASE                       (250,846)     1,061,546
NET ASSETS AT THE BEGINNING OF THE PERIOD             4,135,237      3,073,691
                                                    -----------    -----------
NET ASSETS AT THE END OF THE PERIOD                 $ 3,884,391    $ 4,135,237
                                                    -----------    -----------
                                                    -----------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                          (UNAUDITED)
                                          FOR THE SIX
                                         MONTHS ENDING                            YEARS ENDED SEPTEMBER 30,
                                           MARCH 31,          ------------------------------------------------------------------
                                             2000              1999           1998           1997           1996           1995
                                            ------            ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $  9.65           $  9.81        $  9.76        $  9.75        $  9.85        $  9.61

Income from investment operations:
   Net investment income                      0.24              0.47           0.53           0.53           0.53           0.54
   Net realized and unrealized (loss)
     gain on investments                     (0.08)            (0.16)          0.05           0.01          (0.10)          0.24
                                           -------           -------        -------        -------        -------        -------
Total from investment operations              0.16              0.31           0.58           0.54           0.43           0.78

Less distributions:
   Dividends from net investment income      (0.24)            (0.47)         (0.53)         (0.53)         (0.53)         (0.54)
   Distribution from net realized gains         --                --             --             --             --             --
                                           -------           -------        -------        -------        -------        -------
Total from distributions                     (0.24)            (0.47)         (0.53)         (0.53)         (0.53)         (0.54)
                                           -------           -------        -------        -------        -------        -------
Net asset value, end of period             $  9.57           $  9.65        $  9.81        $  9.76        $  9.75        $  9.85
                                           -------           -------        -------        -------        -------        -------
                                           -------           -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                      1.70%*<F22>       3.18%          6.08%          5.70%          4.49%          8.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)       3,884             4,135          3,074          2,626          2,766          2,799
Ratio of expenses (after reimbursement)
  to average net assets(a)<F20>              0.90%**<F23>      0.90%          0.90%          0.90%          0.90%          0.91%
Ratio of net investment income
  to average net assets(b)<F21>              4.99%**<F23>      4.78%          5.40%          5.45%          5.43%          5.59%
Portfolio turnover rate                         --                --             --         25.28%         28.65%             --

(a)<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.79%**, 2.15%, 2.37%, 2.33%, 2.24% and 2.02% for the six months ending March 31, 2000 and for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.
(b)<F21> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 2000 and for the years ended September 30, 1999, 1998, 1997, 1996 and 1995 would have been 4.10%**, 3.53%, 3.93%,
           4.02%, 4.09% and 4.48%, respectively.
  *<F22>   Not annualized.
 **<F23>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 2000 (Unaudited)

PRINCIPAL
  AMOUNT                                                  RATING      VALUE
  ------                                                  ------      -----
SHORT-TERM INVESTMENTS -- 100.3% (A)<F24>

            COMMERCIAL PAPER -- 59.4%
  $500,000  Eastman Kodak Co., 5.78%, due 04/19/00         A1P1    $   498,555
   700,000  Ford Motor Credit Corp.,
              5.70%, due 04/19/00                          A1P1        698,005
   700,000  Morgan Stanley Dean Witter & Co. Inc.,
              5.70%, due 04/19/00                          A1P1        698,005
   673,000  Motorola Credit Corp., 5.70%, due 04/20/00     A1P1        670,975
   500,000  Nestle Capital Corp., 5.59%, due 05/02/00     A1+P1        497,593
   800,000  Campbell Soup Co., 5.75%, due 05/08/00        A1+P1        795,272
   380,000  Coca Cola Co., 5.68%, due 05/12/00             A1P1        377,542
   700,000  Merrill Lynch & Co., Inc.,
              5.82%, due 05/16/00                         A1+P1        694,908
   800,000  General Motors Acceptance Corp.,
              5.93%, due 06/06/00                          A1P1        791,303
   800,000  John Deere Capital Corp.,
              5.86%, due 06/08/00                          A1P1        791,145
   750,000  Norwest Financial, Inc.,
              5.87%, due 06/08/00                          A1P1        741,684
   900,000  American General Corp.,
              5.90%, due 06/15/00                         A1+P1        888,938
   750,000  IBM Credit Corp., 5.82%, due 06/19/00          A1P1        740,421
   850,000  EI duPont de Nemours, 5.87%. due 07/06/00     A1+P1        836,695
                                                                   -----------
                 Total commercial paper                              9,721,041

            U.S. TREASURY SECURITIES -- 18.2%
 2,000,000  U.S. Treasury Bills, 5.72%, due 04/27/00                 1,991,738
 1,000,000  U.S. Treasury Bills, 5.61%, due 06/08/00                   989,403
                                                                   -----------
                 Total U.S. treasury securities                      2,981,141

            VARIABLE RATE DEMAND NOTES -- 22.7%
   775,000  American Family Financial Services            A1+P1        775,000
   775,000  Firstar Bank U.S.A., N.A.                     A1+P1        775,000
   775,000  Warner-Lambert Co.                            A1+P1        775,000
   614,896  Wisconsin Electric Power Co.                  A1+P1        614,896
   775,000  Wisconsin Corporate Central Credit Union      A1+P1        775,000
                                                                   -----------
                 Total variable rate demand notes                    3,714,896
                                                                   -----------
                 Total investments
                   (amortized cost $16,417,078)                     16,417,078
            Liabilities, less cash
              and receivables -- (0.3%) (A)<F24>                       (57,066)
                                                                   -----------
                 NET ASSETS                                        $16,360,012
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share ($0.01 par
              value 500,000,000 shares authorized),
              offering and redemption price
              ($16,360,012 / 16,360,012 shares outstanding)        $      1.00
                                                                   -----------
                                                                   -----------

(a)<F24>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2000 (Unaudited)

INCOME:
   Interest                                                          $437,968
                                                                     --------
EXPENSES:
   Management fees                                                     38,067
   Transfer agent fees                                                 13,764
   Registration fees                                                   13,676
   Professional fees                                                   12,906
   Administrative services                                              7,613
   Printing and postage expense                                         6,608
   Custodian fees                                                       2,156
   Board of Directors fees                                              1,500
   Other expenses                                                       1,099
                                                                     --------
       Total expenses before reimbursement
         and management fee waiver                                     97,389

   Less expenses assumed by adviser                                   (47,902)
                                                                     --------
       Net expenses                                                    49,487
                                                                     --------
NET INVESTMENT INCOME                                                 388,481
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $388,481
                                                                     --------
                                                                     --------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2000 (Unaudited) and For the Year Ended September 30, 1999

                                                        2000          1999
                                                    -----------    -----------
OPERATIONS:
   Net investment income                            $   388,481    $   424,025
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0258
     and $0.0437 per share, respectively)              (388,481)      (424,025)
                                                    -----------    -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (120,897,819 and
     55,837,068 shares, respectively)               120,897,819     55,837,068
   Net asset value of shares issued in
     distributions (354,737 and 365,895 shares,
     respectively)                                      354,737        365,895
   Cost of shares redeemed (121,354,305 and
     44,620,471 shares, respectively)              (121,354,305)   (44,620,471)
                                                    -----------    -----------
       Net (decrease) increase in net assets
         derived from Fund share activities.           (101,749)    11,582,492
                                                    -----------    -----------
       TOTAL (DECREASE) INCREASE                       (101,749)    11,582,492
NET ASSETS AT THE BEGINNING OF THE PERIOD            16,461,761      4,879,269
                                                    -----------    -----------
NET ASSETS AT THE END OF THE PERIOD                 $16,360,012    $16,461,761
                                                    -----------    -----------
                                                    -----------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                          (UNAUDITED)
                                          FOR THE SIX
                                         MONTHS ENDING                            YEARS ENDED SEPTEMBER 30,
                                           MARCH 31,          ------------------------------------------------------------------
                                             2000              1999           1998           1997           1996           1995
                                            ------            ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $  1.00           $  1.00        $  1.00        $  1.00        $  1.00        $  1.00

Income from investment operations:
     Net investment income                    0.03              0.04           0.05           0.05           0.05           0.05

Less distributions:
     Dividends from net investment income    (0.03)            (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                           -------           -------        -------        -------        -------        -------
Net asset value, end of period             $  1.00           $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                           -------           -------        -------        -------        -------        -------
                                           -------           -------        -------        -------        -------        -------

TOTAL INVESTMENT RETURN                      2.61%*<F27>       4.46%          4.99%          4.87%          4.87%          5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)      16,360            16,462          4,879          3,032          3,980          3,743
Ratio of expenses (after reimbursement)
  to average net assets(a)<F25>              0.65%**<F28>      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income
  to average net assets(b)<F26>              5.10%**<F28>      4.35%          4.88%          4.77%          4.78%          5.08%

(a)<F25> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.28%**, 1.37%, 1.96%, 2.02%, 1.39% and 1.95% for the six months ending March 31, 2000 and for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.
(b)<F26> If the Fund had paid all of its expenses, the ratios would have been 4.47%**, 3.63%, 3.57%, 3.40%, 4.04% and 3.78% for the six months ending March 31, 2000 and for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.
  *<F27>   Not annualized.
 **<F28>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2000 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of five funds: the Reynolds Fund ("Reynolds Fund"), the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds U.S. Government Bond Fund ("Government Bond Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Reynolds Fund, Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts for the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund, as reported on the statements of net assets are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock of the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Reynolds Fund will elect and all other Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Government Bond Fund has $231,244, $19,651, $2,405 and $9,179 of net capital losses which expire September 30, 2003, 2004, 2005 and 2007, respectively.

     (d) The Reynolds Fund, the Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 2000, RCM voluntarily waived $10,542 and $38,067 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $8,193 and $9,835 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

     In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds, respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Reynolds Fund, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Reynolds Fund, the Blue Chip Fund and Opportunity Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders.

(4)  INVESTMENT TRANSACTIONS --

     For the six months ending March 31, 2000, purchases and proceeds of sales of long-term investment securities of the Reynolds Fund (excluding short-term securities) were $68,060,872 and $6,930,985, respectively; purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $155,965,425 and $60,653,738, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $5,067,545 and $18,908,316, respectively; and purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $197,953 and $0, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of March 31, 2000, liabilities of the Funds included the following:

                                                             REYNOLDS      BLUE CHIP     OPPORTUNITY     GOVERNMENT    MONEY MARKET
                                                               FUND           FUND           FUND        BOND FUND         FUND
                                                           -----------    ------------   ------------    ----------    -----------
          Payable to brokers for investments purchased     $        --    $         --   $         --    $       --    $        --
          Payable to RCM for management fees                    66,561         576,512        113,403            --             --
          Payable for distribution fees                         40,907          83,507             --            --             --
          Payable to shareholders for redemptions                   --         475,316         45,832            --             --
          Other liabilities                                     80,840         220,709         63,775         2,215         12,558

(6)  SOURCES OF NET ASSETS --

     As of March 31, 2000, the sources of net assets were as follows:

                                                             REYNOLDS      BLUE CHIP     OPPORTUNITY     GOVERNMENT    MONEY MARKET
                                                               FUND           FUND           FUND        BOND FUND         FUND
                                                           -----------    ------------   ------------    ----------    -----------
          Fund shares issued and outstanding               $62,665,043    $399,534,007   $ 48,100,355    $4,227,691    $16,360,012
          Net unrealized appreciation (depreciation)
            on investments                                  13,635,108     291,905,344     82,018,915       (80,820)            --
          Accumulated net realized (loss) gain
            on investments                                    (780,136)    (12,450,396)       117,231      (262,480)            --
                                                           -----------    ------------   ------------    ----------    -----------
                                                           $75,520,015    $678,988,955   $130,236,501    $3,884,391    $16,360,012
                                                           -----------    ------------   ------------    ----------    -----------
                                                           -----------    ------------   ------------    ----------    -----------

     Aggregate net unrealized appreciation (depreciation) for the Funds as of March 31, 2000 consisted of the following:

                                                                   REYNOLDS         BLUE CHIP       OPPORTUNITY     GOVERNMENT
                                                                     FUND              FUND             FUND         BOND FUND
                                                                  -----------      ------------     -----------      ---------
          Aggregate gross unrealized appreciation                 $18,114,878      $313,352,293     $83,814,333      $      --
          Aggregate gross unrealized depreciation                  (4,479,770)      (21,446,949)     (1,795,418)       (80,820)
                                                                  -----------      ------------     -----------       --------
          Net unrealized appreciation (depreciation)              $13,635,108      $291,905,344     $82,018,915       $(80,820)
                                                                  -----------      ------------     -----------       --------
                                                                  -----------      ------------     -----------       --------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 1999, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 1999. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                             BLUE CHIP        OPPORTUNITY
                                                FUND             FUND
                                             ----------        --------
          Capital gains taxed at 20%         $1,449,438        $689,257

     For the Blue Chip Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 1999, was 100%.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLP
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202